Trade receivables - Schedule of Allowance for Credit Losses (Details) - Trade receivables - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss at January 1	SFr (246.2)
Expected credit loss at December 31	(305.3)	SFr (246.2)
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss at January 1	10.7	13.3
Amounts settled or written off during the year	(4.9)	(1.9)
Income statement impact for the year	0.1	(0.8)
Exchange Difference	(0.2)	0.1
Expected credit loss at December 31	5.7	10.7
Individual loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss at January 1	(9.6)
Expected credit loss at December 31	SFr (5.5)	SFr (9.6)